Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of acquisition cost of investments

	December 31, 2025
	Percentage of Ownership (*)		Acquisition Cost
	(In thousands of Korean won)
Investments in associates
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 1 (*)	1.04%	₩	128,601
Solaire Culture Plus Fund (*)	1.25%		270,139
Solaire Main Movie Fund (*)	1.00%		300,000
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 2 (*)	1.04%		154,000
Total		₩	852,740

(*)	Although the Company holds less than 20% of equity interests in investment fund, investments in such investees were classified as investments in associates as the Company can exercise significant influence over financial and operating policy decisions as a general partner.

Schedule of carrying amount of investments

	December 31, 2025
	Percentage of Ownership (*)		Carrying amount
	(In thousands of Korean won)
Investments in associates
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 1 (*)	1.04%	₩	22,657
Solaire Culture Plus Fund (*)	1.25%		140,085
Solaire Main Movie Fund (*)	1.00%		285,948
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 2 (*)	1.04%		138,588
Total		₩	587,278

(*)	Although the Company holds less than 20% of equity interests in investment fund, investments in such investees were classified as investments in associates as the Company can exercise significant influence over financial and operating policy decisions as a general partner.

Schedule of changes in investments in associates

		Changes in scope of consolidation	Changing Account Classification (*)	Capital contribution	Capital withdrawal	Share in the profit of associates	December 31, 2025
		(In thousands of Korean won)
Investments in associates
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 1		-	40,417	-	(18,031)	271	22,657
Solaire Culture Plus Fund		-	169,932	-	(29,861)	15	140,086
Solaire Main Movie Fund		-	280,331	-	-	5,616	285,947
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 2		83,001	-	66,000	-	(10,413)	138,588
Total	₩	83,001	490,680	66,000	(47,892)	(4,511)	587,278

(*)	Solaire reinitiated its operation from October 2025 and regained its significant influence over 3 associates. The Company reclassified its investment assets from Long-term investment securities to investments in associates.

Schedule of financial information of associates

		December 31, 2025
		Current assets	Investment asset	Total assets	Current liabilities	Total liabilities
		(In thousands of Korean won)
Investments in associates
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 1		29,811	2,183,173	2,212,984	26,596	26,596
Solaire Culture Plus Fund		1,096,258	10,192,518	11,288,776	81,949	81,949
Solaire Main Movie Fund		5,555,314	23,206,869	28,762,183	167,401	167,401
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 2		626,513	13,090,940	13,717,453	413,010	413,010
Total	₩	7,307,896	48,673,500	55,981,396	688,956	688,956

		Year ended December 31, 2025
		Investment income	Profit (Loss) for the year	Total Comprehensive income
Investments in associates
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 1		156,345	20,214	20,214
Solaire Culture Plus Fund		10,117	102,830	102,830
Solaire Main Movie Fund		602,000	(1,310,050)	(1,310,050)
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO. 2		482,154	(999,663)	(999,663)
Total	₩	1,250,616	(2,186,669)	(2,186,669)